COMMITMENTS	12 Months Ended
Jun. 30, 2015
COMMITMENTS
COMMITMENTS
NOTE 11 — COMMITMENTS
Loan commitments and related activities:   Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.
The contractual amount of financial instruments with off-balance-sheet risk at June 30, 2015 and 2014 was as follows:
	2015		2014
	Fixed	Variable	Fixed	Variable
Loan commitments	$662	$—	$3,128	$—
Unused lines of credit	$5,228	$2,656	$—	$—
Commitments to make loans are generally made for periods of 60 days or less. The fixed rate loan commitments are primarily for the purpose of financing the purchase, the refinance, or the construction of residential real estate. At June 30, 2015, these commitments have interest rates ranging from 4.13% to 4.5% and maturities ranging from 15 to 30 years. At June 30, 2014, these commitments have interest rates ranging from 3.25% to 7.25% and maturities ranging from 15 to 30 years.

Financial instruments with off-balance-sheet risk:   The Company has no additional financial instruments with off-balance-sheet risk.

Leases and service agreements:   The Company leases office equipment under varying lease terms, which are non-cancelable. Rent expense was approximately $76 and $64 for the years ended June 30, 2015 and 2014, respectively. Future minimum lease commitments under the non-cancelable operating leases are as follows:
Year	Operating Lease
2016	$23
2017	22
2018	22
Total	$67
The Company is obligated under a 7-year service agreement with a third party, which expires on January 31, 2016. The third party provides electronic transaction services related to the deposit and loan cycles for the Company. Transaction processing service expense related to this agreement for the years ended June 30, 2015 and 2014 was $413 and $244, respectively, and is included in data processing expenses on the consolidated statements of income and comprehensive income.